Other Payables and Other Liabilities - Summary of Other Payables and Other Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Included in current liabilities
Accrued expenses	¥ 2,299	¥ 2,179
Advances from customers	335	88
Other tax liabilities	175	208
Payable to Tencent Group (Note 32(b))	117	491
Payable for construction in progress	77	52
Other deposits	32	75
Investment payables	20	20
Deferred income	4	109
Others	322	250
Other payables and other liabilities	¥ 3,381	¥ 3,472